PGOF-SA2 06/24

Statement of Additional Information Supplement	June 4, 2024

George Putnam Balanced Fund	Putnam Retirement Advantage 2055 Fund
Putnam California Tax Exempt Income Fund	Putnam Retirement Advantage 2060 Fund
Putnam Convertible Securities Fund	Putnam Retirement Advantage 2065 Fund
Putnam Core Bond Fund	Putnam Retirement Advantage Maturity Fund
Putnam Core Equity Fund	Putnam Short Duration Bond Fund
Putnam Diversified Income Trust	Putnam Short Term Investment Fund
Putnam Dynamic Asset Allocation Balanced	Putnam Short-Term Municipal Income Fund
Fund	Putnam Small Cap Growth Fund
Putnam Dynamic Asset Allocation Conservative	Putnam Small Cap Value Fund
Fund	Putnam Strategic Intermediate Municipal Fund
Putnam Dynamic Asset Allocation Equity Fund	Putnam Sustainable Future Fund
Putnam Dynamic Asset Allocation Growth Fund	Putnam Sustainable Leaders Fund
Putnam Emerging Markets Equity Fund	Putnam Sustainable Retirement 2025 Fund
Putnam Floating Rate Income Fund	Putnam Sustainable Retirement 2030 Fund
Putnam Focused Equity Fund	Putnam Sustainable Retirement 2035 Fund
Putnam Focused International Equity Fund	Putnam Sustainable Retirement 2040 Fund
Putnam Global Health Care Fund	Putnam Sustainable Retirement 2045 Fund
Putnam Global Income Trust	Putnam Sustainable Retirement 2050 Fund
Putnam Global Technology Fund	Putnam Sustainable Retirement 2055 Fund
Putnam Government Money Market Fund	Putnam Sustainable Retirement 2060 Fund
Putnam High Yield Fund	Putnam Sustainable Retirement 2065 Fund
Putnam Income Fund	Putnam Sustainable Retirement Maturity Fund
Putnam Intermediate-Term Municipal Income	Putnam Tax Exempt Income Fund
Fund	Putnam Tax-Free High Yield Fund
Putnam International Capital Opportunities Fund	Putnam Ultra Short Duration Income Fund
Putnam International Equity Fund	Putnam Ultra Short MAC Series
Putnam International Value Fund	Putnam VT Core Equity Fund
Putnam Large Cap Growth Fund	Putnam VT Diversified Income Fund
Putnam Large Cap Value Fund	Putnam VT Emerging Markets Equity Fund
Putnam Massachusetts Tax Exempt Income Fund	Putnam VT Focused International Equity Fund
Putnam Minnesota Tax Exempt Income Fund	Putnam VT George Putnam Balanced Fund
Putnam Money Market Fund	Putnam VT Global Asset Allocation Fund
Putnam Mortgage Opportunities Fund	Putnam VT Global Health Care Fund
Putnam Mortgage Securities Fund	Putnam VT Government Money Market Fund
Putnam Multi-Asset Income Fund	Putnam VT High Yield Fund
Putnam New Jersey Tax Exempt Income Fund	Putnam VT Income Fund
Putnam New York Tax Exempt Income Fund	Putnam VT International Equity Fund
Putnam Ohio Tax Exempt Income Fund	Putnam VT International Value Fund
Putnam Pennsylvania Tax Exempt Income Fund	Putnam VT Large Cap Growth Fund
Putnam Research Fund	Putnam VT Large Cap Value Fund
Putnam Retirement Advantage 2025 Fund	Putnam VT Mortgage Securities Fund
Putnam Retirement Advantage 2030 Fund	Putnam VT Research Fund
Putnam Retirement Advantage 2035 Fund	Putnam VT Small Cap Growth Fund
Putnam Retirement Advantage 2040 Fund	Putnam VT Small Cap Value Fund
Putnam Retirement Advantage 2045 Fund	Putnam VT Sustainable Future Fund
Putnam Retirement Advantage 2050 Fund	Putnam VT Sustainable Leaders Fund

Effective immediately, the disclosure under the sub-section The Management Contract in the section MANAGEMENT of the Statement of Additional Information for each fund listed above is supplemented to include the following:

Franklin Templeton Services, LLC (“FT Services”) has entered into an agreement with Putnam Management to provide certain administrative services and facilities for the fund. FT Services is an indirect, wholly-owned subsidiary of Franklin Templeton and is an affiliate of Putnam Management, the fund's investment manager, and Putnam Retail Management, its principal underwriter. The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. Putnam Management pays FT Services a monthly fee equal to the following:

0.150% of the fund’s daily net assets up to and including $200 million;

0.135% of the fund’s average daily net assets over $200 million, up to and including $700 million;

0.100% of the fund’s average daily net assets over $700 million, up to and including $1.2 billion;

0.075% of the fund’s average daily net assets in excess of $1.2 billion.

The monthly fees are paid by Putnam Management and are not additional expenses of the fund.

For all funds listed above except series of Putnam Variable Trust

Effective immediately, the sub-section Public Disclosures under the section DISCLOSURE OF PORTFOLIO INFORMATION is deleted and replaced in its entirety with the following:

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC twice each year on Form N-CSR (with respect to each annual period and semi-annual period). In addition, money market funds file reports of portfolio holdings on Form N-MFP each month (with respect to the prior month), and funds other than money market funds file reports of portfolio holdings on Form N-PORT 60 days after each fiscal quarter (for the respective fiscal quarter), with the schedule of portfolio holdings filed on Form N-PORT for the third month of the first and third fiscal quarter made publicly available. Shareholders may obtain the Form N-CSR and N-MFP filings and the publicly available portions of Form N-PORT filings on the SEC’s website at http://www.sec.gov. Form N-CSR filings are available upon filing, Form N-MFP filings are available 60 days after each calendar month end, and information reported on Form N-PORT filings for the third month of a fiscal quarter is available 60 days after the end of the fiscal quarter. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.

For Putnam Money Market Fund and Putnam Government Money Market Fund, the following information is publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website at http://www.sec.gov.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings Top 10 Portfolio Holdings and Other Portfolio Statistics	Monthly Monthly	No later than 5 business days after the end of each month. Beginning on or after 5 business days after the end of each month.

For Putnam Mortgage Opportunities Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments institutional website, putnam.com/institutional, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings Top 10 Portfolio Holdings and Other Portfolio Statistics	Monthly Monthly	On or before 15 calendar days after the end of each month. Beginning on or after 5 business days after the end of each month.

For Putnam Ultra Short Duration Income Fund and Putnam Ultra Short MAC Series, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings Top 10 Portfolio Holdings and Other Portfolio Statistics	Monthly Monthly	On or after 5 business days after the end of each month. Beginning on or after 5 business days after the end of each month.

For all other funds, Putnam Management makes each fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information (1)	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Monthly	On or before 15 calendar days after the end of each month.
Top 10 Portfolio Holdings and Other Portfolio Statistics	Monthly	Beginning on or after 5 business days after the end of each month.

(1)	Putnam mutual funds that are not currently offered to the general public (such as Putnam Short Term Investment Fund, Putnam Dynamic Asset Allocation Equity Fund, and Putnam Multi-Asset Income Fund) do not post portfolio holdings on the Putnam Investments website, except to the extent required by applicable regulations. The Putnam Retirement Advantage Funds and Putnam

Sustainable Retirement Funds invest solely in other funds in the Putnam funds complex. Please see these funds’ prospectuses for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

For each fund listed above that is a series of Putnam Variable Trust

Effective immediately, the sub-section Public Disclosures under the section DISCLOSURE OF PORTFOLIO INFORMATION is deleted and replaced in its entirety with the following:

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC twice each year on Form N-CSR (with respect to each annual period and semi-annual period). In addition, money market funds file reports of portfolio holdings on Form N-MFP each month (with respect to the prior month), and funds other than money market funds file reports of portfolio holdings on Form N-PORT 60 days after each fiscal quarter (for the respective fiscal quarter), with the schedule of portfolio holdings filed on Form N-PORT for the third month of the first and third fiscal quarter made publicly available. Shareholders may obtain the Form N-CSR and N-MFP filings and the publicly available portions of Form N-PORT filings on the SEC’s website at http://www.sec.gov. Form N-CSR filings are available upon filing, Form N-MFP filings are available 60 days after each calendar month end, and information reported on Form N-PORT filings for the third month of a fiscal quarter is available 60 days after the end of the fiscal quarter. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.

For Putnam VT Government Money Market Fund, the following information is publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website at http://www.sec.gov.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings Top 10 Portfolio Holdings and Other Portfolio Statistics	Monthly Monthly	No later than 5 business days after the end of each month. Beginning on or after 5 business days after the end of each month.

For all other funds, Putnam Management makes each fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Monthly	On or before 15 calendar days after the end of each month.
Top 10 Portfolio Holdings and Other Portfolio Statistics	Monthly	Beginning on or after 5 business days after the end of each month.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Shareholders should retain this Supplement for future reference.